Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents are as follows:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	10,997	4,797
Short-term investments	5,402	13,238
Total	16,399	18,035

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for both the period ended June 30, 2025, and year ended December 31, 2024. The short-term investments may be redeemed at any time, at the Company’s request, without substantial modification of its values.